STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Apr. 04, 2014	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Apr. 04, 2014		0	0
Common stock issued for services	5,000	$ 0	$ 5,000	0	0
Common stock issued for services (in shares)		0	5,000,000
Net loss	(10,589)	$ 0	$ 0	0	(10,589)
Balance at Aug. 31, 2014	(5,589)	$ 0	$ 5,000	0	(10,589)
Balance (in shares) at Aug. 31, 2014		0	5,000,000
Capital contribution	50	$ 0	$ 0	50	0
Common stock issued for cash	7,615	$ 0	$ 762	6,853	0
Common stock issued for cash (in shares)		0	761,500
Net loss	(2,958)	$ 0	$ 0	0	(2,958)
Balance at Aug. 31, 2015	(882)	$ 0	$ 5,762	$ 6,903	$ (13,547)
Balance (in shares) at Aug. 31, 2015		0	5,761,500
Net loss	(118,588)
Balance at May. 31, 2016	$ (119,470)